UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8340

 NAME OF REGISTRANT:                     South Asia Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


South Asia Portfolio
-----------------------------------------------------------------------------------------------------------------------

 SIFY LIMITED                                                                                Agenda Number:  932244142
----------------------------------------------------------------------------------------------------------------------

        Security:  82655M107
    Meeting Type:  Annual
    Meeting Date:  10-Dec-2004
          Ticker:  SIFY
            ISIN:
----------------------------------------------------------------------------------------------------------------------


Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF THE ADOPTION OF THE AUDITED BALANCE           Mgmt          No vote
       SHEET, AS OF MARCH 31, 2004, AND THE PROFIT
       AND LOSS ACCOUNT, THE AUDITORS REPORT AND THE
       DIRECTORS  REPORT FOR THE YEAR ENDED MARCH
       31, 2004.

O2     APPROVAL TO RE-APPOINT DR. T H CHOWDARY AS A              Mgmt          No vote
       DIRECTOR, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING.

O3     APPROVAL TO RE-APPOINT MR. SANDEEP REDDY AS               Mgmt          No vote
       A DIRECTOR, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING.

O4     APPROVAL TO RE-APPOINT M/S BSR & CO., (FORMERLY,          Mgmt          No vote
       M/S BHARAT S. RAUT & CO.,) CHARTERED ACCOUNTANTS,
       FOR A FURTHER PERIOD OF ONE (1) YEAR, TILL
       THE CONCLUSION OF NEXT ANNUAL GENERAL MEETING,
       AT A FEE TO BE DETERMINED BY THE BOARD OF DIRECTORS.

S5     APPROVAL TO APPOINT MR. SRINIVASA C. RAJU AS              Mgmt          No vote
       A DIRECTOR, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING.

S6     APPROVAL TO APPOINT MR. B RAMA RAJU AS A DIRECTOR,        Mgmt          No vote
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING.

S7     APPROVAL OF THE AMENDMENTS TO THE ARTICLES OF             Mgmt          No vote
       ASSOCIATION, AS SET FORTH IN THE COMPANY S
       NOTICE OF MEETING.

S8     APPROVAL OF THE SPONSORING OF AN ADS ISSUE,               Mgmt          No vote
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING.




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         South Asia Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/29/2005